Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.5%
Advertising — 6.3%
The Trade Desk, Inc., Class A*	113,834	$6,933,629
Biotechnology — 9.2%
Illumina, Inc.*	18,484	4,298,454
Royalty Pharma PLC, Class A	160,539	5,784,220
		10,082,674
Chemicals — 2.2%
The Sherwin-Williams Co.	10,472	2,353,792
Commercial Services — 7.1%
Adyen N.V.*	3,337	5,317,272
Block, Inc.*	35,807	2,458,150
		7,775,422
Diversified Financial Services — 2.3%
Intercontinental Exchange, Inc.	23,704	2,472,090
Internet — 35.6%
Airbnb, Inc., Class A*	21,937	2,728,963
Amazon.com, Inc.*	52,345	5,406,715
Chewy, Inc., Class A*	103,095	3,853,691
DoorDash, Inc., Class A*	95,675	6,081,103
MercadoLibre, Inc.*	2,223	2,930,047
Meta Platforms, Inc., Class A*	13,063	2,768,572
Shopify, Inc., Class A*	141,401	6,778,764
Uber Technologies, Inc.*	263,522	8,353,648
		38,901,503
Retail — 2.8%
Floor & Decor Holdings, Inc., Class A*	30,897	3,034,703
Semiconductors — 5.3%
ASML Holding N.V.	7,844	5,339,489
NVIDIA Corp.	1,539	427,488
		5,766,977
Software — 27.7%
BILL Holdings, Inc.*	34,007	2,759,328
Cloudflare, Inc., Class A*	112,921	6,962,709
Datadog, Inc., Class A*	23,093	1,677,937
ROBLOX Corp., Class A*	141,371	6,358,868
Snowflake, Inc., Class A*	46,202	7,128,507
Veeva Systems, Inc., Class A*	9,155	1,682,597
ZoomInfo Technologies, Inc.*	147,852	3,653,423
		30,223,369
TOTAL COMMON STOCKS (Cost $130,011,592)		107,544,159

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 3.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $3,915,462)	3,915,462	$3,915,462
TOTAL INVESTMENTS — 102.1% (Cost $133,927,054)		$111,459,621
Other Assets & Liabilities — (2.1)%		(2,287,204)
TOTAL NET ASSETS — 100.0%		$109,172,417

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
Country Weightings as of 3/31/2023††
United States	82%
Netherlands	9
Canada	6
Uruguay	3
Total	100%
††	% of total investments as of March 31, 2023.

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